Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Other Financing Arrangements

	2020	2019
Other financing arrangements	$879.5	$513.8
Deferred financing fees	(13.7)	(5.3)
Other financing arrangements	865.8	508.5
Current portion of other financing arrangements	(64.1)	(134.6)
Other financing arrangements	$801.7	$373.9

Schedule of Repayments Due for Other Financing Arrangements	Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:
2021	$64.6
2022	64.6
2023	64.6
2024	64.6
2025	57.4
Thereafter	563.7
$879.5